Inventory - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) emissionCredit $ / t	Dec. 31, 2022 CAD ($) emissionCredit $ / t
Analysis of income and expenses [Line Items]
Emission credits | emissionCredit	962,548	963,068
Purchased emission credits	$ 45	$ 27
Emission credits in inventory | emissionCredit	3,121,837	3,619,450
Carbon compliance obligation, settlement amount | $ / t	65	50
Emission credits utilized | emissionCredit		1,169,333
Carrying value		$ 35
Carbon compliance obligation settlement		47
Carbon compliance costs		$ 12